Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
“Expected” tax benefit	$ (593,031)	$ (610,332)	$ (957,121)
Increase (reduction) in income tax benefit resulting from:
State income taxes, net of federal benefit	(29,422)	(79,386)	(78,880)
Loss of permanent deductions due to NOL carryback			35,636
Other differences, net	54,686	50,627	67,491
Change in valulation allowance	562,329	644,990	2,415,256
Reported income tax expense (benefit)	$ (5,438)	$ 5,899	$ 1,482,382